Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2019 USD ($)
ASSETS
Total current assets	¥ 495,742		¥ 595,025		$ 74,088
Total non-current assets	436,312		197,257		65,207
TOTAL ASSETS	932,054		792,282		139,295
LIABILITIES
Total current liabilities	164,220		134,334		24,543
Total non-current liabilities	10,903				1,629
TOTAL LIABILITIES	175,123		134,334		26,172
Total revenue	335,643	$ 50,162	300,533	¥ 203,188
Operating income	1,132	169	61,592	63,205
Net income	(1,470)	(220)	41,844	17,339
Net cash provided by operating activities	53,147	7,943	95,963	119,479
Net cash used in investing activities	(187,217)	(27,980)	(170,447)	(10,176)
Net cash provided by financing activities	(561)	(85)	461,611	74,903
VIEs
ASSETS
Total current assets	149,274		212,468		22,309
Total non-current assets	272,277		38,697		40,692
TOTAL ASSETS	421,551		251,165		63,001
LIABILITIES
Total current liabilities	153,201		124,127		22,896
Total non-current liabilities	10,903				1,629
TOTAL LIABILITIES	164,104		124,127		$ 24,525
Total revenue	335,643	50,162	300,533	203,188
Operating income	24,929	3,726	79,863	63,439
Net income	25,834	3,861	63,489	45,802
Net cash provided by operating activities	119,185	17,812	88,619	120,804
Net cash used in investing activities	(151,373)	(22,623)	(11,812)	¥ (10,176)
Net cash provided by financing activities	¥ 3,897	$ 582	¥ 3,550